Purchased Loans - Summary of Loans purchased in business combinations (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	$ 647,521	$ 573,312
Financial Asset Acquired with Credit Deterioration [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	338	749
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	33	749
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Land Development And Construction Loans [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	8	43
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | 1-4 Family Mortgages [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	25	$ 706
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	305
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Commercial And Industrial Loans [Member]
Loans Purchased In Business Combinations [Line Items]
Loans and Leases Receivable, Net Amount	$ 305